Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			$ 738
Write-downs	$ (44)	$ (2)	(56)	$ (10)
Ending Balance	463		463
Write-downs	44	$ 2	56	$ 10
E&E Assets
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			738
Acquisitions			7
Additions			43
Transfer to PP&E (Note 10)			(285)
Write-downs			(40)
Ending Balance	$ 463		463
Write-downs			$ 40